Derivatives (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of the group’s open positions
Description	Fair Value of Asset	Fair Value of Liability	Net Amount
Stock Indices CFDs	54	-	54
	$54	$-	$54

Description	Fair Value of Asset		Fair Value of Liability	Net Amount
Stock Indices OTC option contracts	$		$554,710	$554,710
Foreign Currency CFDs		4	-	4
Stock Indices CFDs		60	-	60
		$64	$554,710	$554,774